As filed with the U.S. Securities and Exchange Commission on July 24, 2018

Registration No. 333-223948

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No.	☒ Post-Effective Amendment No. 1

(Check appropriate box or boxes)

Pacific Select Fund

(Exact Name of Registrant as Specified in Charter)

700 Newport Center Drive, P.O. Box 7500, Newport Beach, CA 92660

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (949) 219-6767

Robin S. Yonis

Vice President and General Counsel

700 Newport Center Drive

Post Office Box 9000

Newport Beach, CA 92660

(Name and Address of Agent for Service)

Copies to:

Anthony H. Zacharski, Esq.

Dechert LLP

90 State House Square

Hartford, CT 06103

It is proposed that this filing will become effective immediately upon filing, pursuant to Rule 485(b) under the Securities Act of 1933.

Title of Securities Being Registered: Class I shares of Main Street® Core Portfolio, a series of the Registrant.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

EXPLANATORY NOTE

The purpose of this filing is to file as an exhibit the opinion of counsel supporting the tax matters and consequences to shareholders in connection with the reorganization of the Long/Short Large-Cap Portfolio into Main Street Core Portfolio, each a series of the Registrant, as required by Item 16(12) of Form N-14. Parts A and B of this Registration Statement are incorporated by reference to the Proxy Statement/ Prospectus and Statement of Additional Information which were filed on EDGAR on May 11, 2018 (File No. 333-223948).

PART C: OTHER INFORMATION

Item 15. Indemnification

Reference is made to Article VIII of the Registrant’s Agreement and Declaration of Trust.

Title 12, Chapter 38, Section 3817 of the Delaware Code and Article VIII of the Registrant’s Agreement and Declaration of Trust incorporated herein by reference to Exhibit 1(a) under Item 16 below, provide for indemnification of the Registrant’s trustees and/or officers for certain liabilities. Certain agreements to which the Registrant is a party incorporated herein by reference from the Registrant’s registration statement provide for indemnification for certain liabilities for the trustees, officers and/or certain affiliated persons of the Registrant. The Registrant has also entered into Indemnification Agreements with each of its trustees which provide that the Registrant shall advance expenses and indemnify and hold harmless each trustee in certain circumstances against any expenses incurred by a trustee in any proceeding arising out of or in connection with the trustee’s service to the Registrant, to the fullest extent permitted by the Registrant’s Agreement and Declaration of Trust, By-Laws, the Securities Act of 1933 and the Investment Company Act of 1940, and which provide for certain procedures in connection with such advancement of expenses and indemnification.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (“Act”) may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Agreement and Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the U.S. Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 16. Exhibits

(1)(a)	Agreement and Declaration of Trust (51)

(b)	Certificate of Trust (56)

(2)	By-Laws (51)

(3)	Not Applicable

(4)	Agreement and Plan of Reorganization (57)

(5)

Instruments Defining Rights of Holders of Securities — certificates for shares will not be issued. Articles II, VI and VII of the Agreement and Declaration of Trust define the rights of holders of securities (see Exhibit (1)(a))

(6)	Amended and Restated Investment Advisory Agreement (16)

(a)(1)	Addendum to Advisory Agreement — Small-Cap Equity (17)

(a)(2)	Schedule A to Advisory Agreement — VN Small-Cap Value, American Funds Growth and American Funds Growth- Income (18)

(a)(3)	Schedule A to Advisory Agreement — Large-Cap Growth (19)

(a)(4)	Schedule A to Advisory Agreement — International Small-Cap and Diversified Bond (22)

(a)(5)	Consent to Transfer Advisory Agreement (24)

(a)(6)	Schedule A to Advisory Agreement — Long/Short Large-Cap (25)

(a)(7)	Schedule A to Advisory Agreement — Mid-Cap Value and American Funds Asset Allocation (31)

(a)(8)	Schedule A to Advisory Agreement — 3 Pacific Dynamix Portfolios and 8 Underlying Portfolios (31)

(a)(9)	Schedule A to Advisory Agreement — Portfolio Optimization Portfolios and Inflation Protected (36)

(a)(10)	Schedule A to Advisory Agreement — Floating Rate Income and Emerging Markets Debt (36)

(a)(11)	Schedule A to Advisory Agreement — Alt Portfolios (38)

(a)(12)	Schedule A to Advisory Agreement — Value Advantage (40)

(a)(13)	Schedule A to Advisory Agreement — PD 1-3 Year Corporate Bond (44)

(a)(14)	Schedule A to Advisory Agreement — Absolute Return, Core Income and Equity Long/Short (47)

(a)(15)	Schedule A to Advisory Agreement — Diversified Alternatives (48)

(a)(16)	Schedule A to Advisory Agreement — PSF DFA Balanced Allocation(50)

(a)(17)	Amendment and Novation to Advisory Agreement (54)

(a)(18)	Schedule A to Advisory Agreement — Small-Cap Growth (52)

(b)(1)	Advisory Fee Waiver Agreement — Large-Cap Growth (48)

(b)(1)(a)	Amendment and Novation to Advisory Fee Waiver Agreement — Large-Cap Growth (51)

(b)(1)(b)	Amendment to Advisory Fee Waiver Agreement — Large-Cap Growth (55)

(b)(2)	Advisory Fee Waiver Agreement — Floating Rate Loan (43)

(b)(2)(a)	Amendment and Novation to Advisory Fee Waiver Agreement — Floating Rate Loan (51)

(b)(2)(b)	Amendment to Advisory Fee Waiver Agreement — Floating Rate Loan (55)

(b)(3)	Advisory Fee Waiver Agreement — Comstock (34)

(b)(3)(a)	Amendment and Novation to Advisory Fee Waiver Agreement — Comstock (51)

(b)(3)(b)	Amendment to Advisory Fee Waiver Agreement — Comstock (55)

(b)(4)	Advisory Fee Waiver Agreement — Small-Cap Equity (39)

(b)(4)(a)	Amendment and Novation to Advisory Fee Waiver Agreement — Small-Cap Equity (51)

(b)(4)(b)	Amendment to Advisory Fee Waiver Agreement — Small-Cap Equity (55)

(b)(5)	Advisory Fee Waiver Agreement — Mid-Cap Growth (42)

(b)(5)(a)	Amendment to Advisory Fee Waiver Agreement — Mid-Cap Growth (49)

(b)(5)(b)	Amendment and Novation to Advisory Fee Waiver Agreement — Mid-Cap Growth (51)

(b)(5)(c)	Amendment to Advisory Fee Waiver Agreement — Mid-Cap Growth (55)

(b)(6)(a)	Advisory Fee Waiver Agreement — Equity Long/Short (47)

(b)(6)(b)	Amendment and Novation to Advisory Fee Waiver Agreement — Equity Long/Short (51)

(b)(6)(c)	Amendment to Advisory Fee Waiver Agreement — Equity Long/Short (55)

(b)(7)(a)	Advisory Fee Waiver Agreement — Diversified Alternatives (48)

(b)(7)(b)	Amendment to Advisory Fee Waiver Agreement — Diversified Alternatives (50)

(b)(7)(c)	Amendment and Novation to Advisory Fee Waiver Agreement — Diversified Alternatives (51)

(c)(1)	Portfolio Management Agreement — J.P. Morgan Investment Management Inc. — Long/Short Large-Cap (25)

(c)(2)	Amendment No. 1 to the Portfolio Management Agreement — J.P. Morgan Investment Management Inc. — Long/Short Large-Cap (26)

(c)(3)	Amendment No. 2 to the Portfolio Management Agreement — J.P. Morgan Investment Management Inc. — Long/Short Large-Cap (31)

(c)(4)	Amendment No. 3 to the Portfolio Management Agreement — J.P. Morgan Investment Inc. — Long/Short Large-Cap and International Value (33)

(c)(5)	Amendment No. 4 to the Portfolio Management Agreement — J.P. Morgan Investment Inc. — Long/Short Large-Cap and International Value (39)

(c)(6)	Amendment No. 5 to the Portfolio Management Agreement — J.P. Morgan Investment Inc. — Long/Short Large-Cap and International Value (Value Advantage) (39)

(c)(7)	Amendment No. 6 to the Portfolio Management Agreement — J.P. Morgan Investment Inc. (51)

(c)(8)	Amendment No. 7 to the Portfolio Management Agreement — J.P. Morgan Investment Management Inc. (55)

(d)(1)	Portfolio Management Agreement — OppenheimerFunds, Inc. (10)

(d)(2)	Amendment to Portfolio Management Agreement — OppenheimerFunds, Inc. (16)

(d)(3)	Consent to Transfer Portfolio Management Agreement — OppenheimerFunds, Inc. (23)

(d)(4)	Amended and Restated Subadvisory Agreement — OppenheimerFunds, Inc. (42)

(d)(5)	Amendment to the Amended and Restated Subadvisory Agreement — OppenheimerFunds, Inc. (46)

(d)(6)	Amendment and Novation to Amended and Restated Subadvisory Agreement — OppenheimerFunds, Inc. (51)

(7)	Distribution Agreement (24)

(a)(1)	Addendum to Distribution Agreement — I-Net Tollkeeper (3)

(a)(2)	Addendum to Distribution Agreement — Focused 30 and Strategic Value (4)

(a)(3)	Exhibit A to Distribution Agreement — Global Growth, Mid-Cap Growth, Capital Opportunities, Technology, Financial Services, Telecommunications, Health Sciences, Aggressive Growth and Blue Chip(5)

(a)(4)	Exhibit A to Distribution Agreement — Equity Income and Research (7)

(a)(5)	Exhibit A to Distribution Agreement — Emerging Markets (9)

(a)(6)	Exhibit A to Distribution Agreement — Main Street Core, Comstock, Small-Cap Value, and Short Duration Bond (10)

(a)(7)	Exhibit A to Distribution Agreement — Telecommunications, Global Growth, and Research (12)

(a)(9)	Exhibit A to Distribution Agreement — Small-Cap Equity (16)

(a)(10)	Exhibit A to Distribution Agreement — VN Small-Cap Value, American Funds Growth and American Funds Growth-Income (18)

(a)(11)	Exhibit A to Distribution Agreement — Large-Cap Growth (19)

(a)(12)	Exhibit A to Distribution Agreement — International Small-Cap and Diversified Bond (22)

(a)(13)	Exhibit A to Distribution Agreement — Floating Rate Loan (24)

(a)(14)	Exhibit A to Distribution Agreement — Long/Short Large-Cap (25)

(a)(15)	Exhibit A to Distribution Agreement — 3 Pacific Dynamix Portfolios and 8 Underlying Portfolios (31)

(a)(16)	Exhibit A to Distribution Agreement — Portfolio Optimization Portfolios and Inflation Protected (35)

(a)(17)	Exhibit A to Distribution Agreement — Floating Rate Income and Emerging Markets Debt (36)

(a)(18)	Exhibit A to Distribution Agreement — Alt Portfolios (38)

(a)(19)	Exhibit A to Distribution Agreement — Value Advantage(40)

(a)(20)	Exhibit A to Distribution Agreement — PD 1-3 Year Corporate Bond (44)

(a)(21)	Exhibit A to Distribution Agreement — Absolute Return, Core Income and Equity Long/Short (47)

(a)(22)	Amendment to Distribution Agreement (48)

(a)(23)	Exhibit A to Distribution Agreement — PSF DFA Balanced Allocation(50)

(a)(24)	Amendment and Novation to Distribution Agreement (51)

(a)(25)	Exhibit A to Distribution Agreement — Small-Cap Growth (53)

(8)	Trustees’ Deferred Compensation Plan (51)

(a)(1)	Exhibits to Trustees’ Deferred Compensation Plan (47)

(9)	Custody and Investment Accounting Agreement (9)

(a)(1)	Exhibit A to Custody and Investment Accounting Agreement — Equity Income and Research (8)

(a)(2)	Amendment to Custody and Investment Accounting Agreement (11)

(a)(2)(a)	Third Amendment to Custody and Investment Accounting Agreement (32)

(a)(2)(b)	Fourth Amendment to Custody and Investment Accounting Agreement (34)

(a)(2)(c)	Custody and Investment Accounting Letter Agreement Portfolio Optimization Portfolios and Inflation Protected (35)

(a)(3)	Exhibit A to Custody Agreement — Main Street Core, Comstock, Small-Cap Value, and Short Duration Bond (10)

(a)(4)	Exhibit A to Custody Agreement — Telecommunications, Global Growth and Research (13)

(a)(5)	Exhibit A to Custody Agreement — Small-Cap Equity (16)

(a)(6)	Exhibit A to Custody Agreement — VN Small-Cap Value, American Funds Growth and American Funds Growth-Income (18)

(a)(7)	Exhibit A to Custody Agreement — Large-Cap Growth Portfolio (20)

(a)(8)	Exhibit A to Custody Agreement — International Small-Cap and Diversified Bond (22)

(a)(9)	Exhibit A to Custody Agreement — Floating Rate Loan (24)

(a)(10)	Exhibit A to Custody Agreement — Long/Short Large-Cap (26)

(a)(11)	Exhibit A to Custody Agreement — Mid-Cap Value and American Funds Asset Allocation (32)

(a)(12)	Amendment to Custody and Investment Accounting Agreement (Emerging Markets Debt) (37)

(a)(13)	Amendment to Custody and Investment Accounting Agreement (Alt Portfolios) (38)

(a)(14)	Amendment to Custody and Investment Accounting Agreement (Value Advantage) (40)

(a)(15)	Amendment to Custody and Investment Accounting Agreement (PD 1-3 Year Corporate Bond) (44)

(a)(16)	Amendment to Custody and Investment Accounting Agreement (Absolute Return, Core Income and Equity Long/Short) (48)

(a)(17)	Amendment to Custody and Investment Accounting Agreement (Diversified Alternatives) (49)

(a)(18)	Amendment and Novation to Custody and Investment Accounting Agreement (51)

(a)(19)	Amendment to Custody and Investment Accounting Agreement (Small-Cap Growth) (55)

(10)	Pacific Select Fund Class D Distribution and Service Plan (51)

(a)(1)	Schedule A to Pacific Select Fund Class D Distribution and Service Plan (51)

(b)	Pacific Select Fund Multi-Class Plan (51)

(b)(1)	Schedule A to the Multi-Class Plan (53)

(b)(2)	Schedule A to Multi-Class Plan (Small-Cap Growth) (55)

(11)	Opinion and Consent of Counsel (57)

(12)	Opinion and Consent of Counsel Supporting Tax Matters and Consequences, filed herewith as an exhibit

(13)	Not Applicable

(14)	Consent of Independent Registered Public Accounting Firm (57)

(15)	Not Applicable

(16)	Power of Attorney (57)

(17)	Not Applicable

(1)                   Previously filed as an exhibit to Registrant’s Form Type N1A/A, Accession No. 0000898430-95-002464 filed on November 22, 1995 and incorporated by reference herein.

(2)                   Previously filed as an exhibit to Registrant’s Form Type N1A/A, Accession No. 0001017062-00-000474 filed on February 16, 2000 and incorporated by reference herein.

(3)                   Previously filed as an exhibit to Registrant’s Form Type N1A/B, Accession No. 0001017062-00-000983 filed on April 26, 2000 and incorporated by reference herein.

(4)                   Previously filed as an exhibit to Registrant’s Form Type N1A/A, Accession No. 0001017062-00-002163 filed on October 18, 2000 and incorporated by reference herein.

(5)                   Previously filed as an exhibit to Registrant’s Form Type N1A/A, Accession No. 0001017062-01-000433 filed on February 27, 2001 and incorporated by reference herein.

(6)                   Previously filed as an exhibit to Registrant’s Form Type N1A/A, Accession No. 0000898430-01-502973 filed on October 15, 2001 and incorporated by reference herein.

(7)                   Previously filed as an exhibit to Registrant’s Form Type N1A/B, Accession No. 0001017062-01-500980 filed on December 27, 2001 and incorporated by reference herein.

(8)                   Previously filed as an exhibit to Registrant’s Form Type N1A/A, Accession No. 0001017062-02-001726 filed on October 7, 2002 and incorporated by reference herein.

(9)                   Previously filed as an exhibit to Registrant’s Form Type N1A/B, Accession No. 0001017062-02-002145 filed on December 18, 2002 and incorporated by reference herein.

(10)            Previously filed as an exhibit to Registrant’s Form Type N1A/B, Accession No. 0001017062-03-001028 filed on April 30, 2003 and incorporated by reference herein.

(11)            Previously filed as an exhibit to Registrant’s Form Type N1A/A, Accession No. 0001193125-03-057905 filed on October 3, 2003 and incorporated by reference herein.

(12)            Previously filed as an exhibit to Registrant’s Form Type N1A/B, Accession No. 0001193125-03-095803 filed on December 17, 2003 and incorporated by reference herein.

(13)            Previously filed as an exhibit to Registrant’s Form Type N1A/A, Accession No. 0000892569-04-000214 filed on February 24, 2004 and incorporated by reference herein.

(14)            Previously filed as an exhibit to Registrant’s Form Type N1A/B Accession No. 0000892569-04-000515 filed on April 23, 2004 and incorporated by reference herein.

(15)            Previously filed as an exhibit to Registrant’s Form Type N1A/A Accession No. 0000892569-04-000885 filed on October 15, 2004 and incorporated by reference herein.

(16)            Previously filed as an exhibit to Registrant’s Form Type N1A/A Accession No. 0000892569-05-000013 filed on January 26, 2005 and incorporated by reference herein.

(17)            Previously filed as an exhibit to Registrant’s Form Type N1A/B Accession No. 0000892569-05-000301 filed April 28, 2005 and incorporated by reference herein.

(18)            Previously filed as an exhibit to Registrant’s Form Type N1A/A Accession No. 0000892569-05-000875 filed October 7, 2005 and incorporated by reference herein.

(19)            Previously filed as an exhibit to Registrant’s Form Type N1A/B Accession No. 0000892569-05-001205 filed December 9, 2005 and incorporated by reference herein.

(20)            Previously filed as an exhibit to Registrant’s Form Type N1A/A Accession No. 0000892569-06-000052 filed January 24, 2006 and incorporated by reference herein.

(21)            Previously filed as an exhibit to Registrant’s Form Type N1A/B Accession No. 000892569-06-000595 filed April 27, 2006 and incorporated by reference herein.

(22)            Previously filed as an exhibit to Registrant’s Form Type N1A/A Accession No. 0000892569-07-00026 filed January 19, 2007 and incorporated by reference herein.

(23)            Previously filed as an exhibit to Registrant’s Form Type N1A/B Accession No. 0000892569-07-000538 filed April 30, 2007 and incorporated by reference herein.

(24)            Previously filed as an exhibit to Registrant’s Form Type N1A/A Accession No. 0000892 569-08-000060 filed January 18, 2008 and incorporated by reference herein.

(25)            Previously filed as an exhibit to Registrant’s Form Type N1A/B Accession No. 0000892569-08-000696 filed April 29, 2008 and incorporated by reference herein.

(26)            Previously filed as an exhibit to Registrant’s Form Type N1A/A Accession No. 0000892569-08-001356 filed October 1, 2008 and incorporated by reference herein.

(27)            Previously filed as an exhibit to Registrant’s Form Type N1A/B Accession No 0000892569-08-001624 filed December 15, 2008 and incorporated by reference herein.

(28)            Previously filed as an exhibit to Registrant’s Form Type N1A/A Accession No. 00000892569-09-000050 filed February 3, 2009 and incorporated by reference herein.

(29)            Previously filed as an exhibit to Registrant’s Form Type N1A/A Accession No. 0000892569-09-000059 filed February 6, 2009 and incorporated by reference herein.

(30)            Previously filed as an exhibit to Registrant’s Form Type N1A/A Accession No. 0000892569-09-000405 filed April 16, 2009 and incorporated by reference herein.

(31)            Previously filed as an exhibit to Registrant’s Form Type N1A/A Accession No. 0000950123-10-010412 filed February 9, 2010 and incorporated by reference herein.

(32)            Previously filed as an exhibit to Registrant’s Form Type N1A/B Accession No. 0000950123-10-039186 filed April 28, 2010 and incorporated by reference herein.

(33)            Previously filed as an exhibit to Registrant’s Form Type N1A/A Accession No. 0000950123-11-003524 filed January 18, 2011 and incorporated by reference herein.

(34)            Previously filed as an exhibit to Registrant’s Form Type N1A/B Accession No. 0000950123-11-040183 filed April 27, 2011 and incorporated by reference herein.

(35)            Previously filed as an exhibit to Registrant’s Form Type N1A/A Accession No. 0000950123-12-000429 filed January 6, 2012 and incorporated by reference herein.

(36)            Previously filed as an exhibit to Registrant’s Form Type N1A/B Accession No. 0000950123-12-007190 filed April 27, 2012 and incorporated by reference herein.

(37)            Previously filed as an exhibit to Registrant’s Form Type N1A/A Accession No. 0000950123-12-009710 filed June 29, 2012 and incorporated by reference herein.

(38)            Previously filed as an exhibit to Registrant’s Form Type N1A/B Accession No. 0000950123-12-012229 filed September 27, 2012 and incorporated by reference herein.

(39)            Previously filed as an exhibit to Registrant’s Form Type N1A/A Accession No. 0000950123-13-000341 filed January 22, 2013 and incorporated by reference herein.

(40)            Previously filed as an exhibit to Registrant’s Form Type N1A/B Accession No. 0000950123-13-002992 filed April 30, 2013 and incorporated by reference herein.

(41)            Previously filed as an exhibit to Registrant’s Form Type N1A/A Accession No. 0000950123-13-005319 filed August 2, 2013 and incorporated by reference herein.

(42)            Previously filed as an exhibit to Registrant’s Form Type N1A/B Accession No. 0000950123-13-007879 filed October 15, 2013 and incorporated by reference herein.

(43)            Previously filed as an exhibit to Registrant’s Form Type N1A/A Accession No. 0001193125-14-013357 filed January 17, 2014 and incorporated by reference herein.

(44)            Previously filed as an exhibit to Registrant’s Form Type N1A/B Accession No. 0001193125-14-163566 filed April 29, 2014 and incorporated by reference herein.

(45)            Previously filed as an exhibit to Registrant’s Form Type N1A/A Accession No. 0001193125-15-017393 filed January 22, 2015 and incorporated by reference herein.

(46)            Previously filed as an exhibit to Registrant’s Form Type N1A/B Accession No. 0001193125-15-145766 filed April 24, 2015 and incorporated by reference herein.

(47)            Previously filed as an exhibit to Registrant’s Form Type N1A/A Accession No. 0001193125-15-278391 filed August 5, 2015 and incorporated by reference herein.

(48)            Previously filed as an exhibit to Registrant’s Form Type N1A/B Accession No. 0001193125-15-345544 filed October 16, 2015 and incorporated by reference herein.

(49)            Previously filed as an exhibit to Registrant’s Form Type N1A/A Accession No. 0001193125-16-432793 filed January 20, 2016 and incorporated by reference herein.

(50)            Previously filed as an exhibit to Registrant’s Form Type N1A/A Accession No. 0001193125-16-560154 filed April 28, 2016 and incorporated by reference herein.

(51)            Previously filed as an exhibit to Registrant’s Form Type N1A/B Accession No. 0001193125-16-638481 filed June 30, 2016 and incorporated by reference herein.

(52)            Previously filed as an exhibit to Registrant’s Form Type N1A/A Accession No. 0001193125-16-677081 filed August 10, 2016 and incorporated by reference herein.

(53)            Previously filed as an exhibit to Registrant’s Form Type N1A/B Accession No. 0001193125-16-749926 filed October 28, 2016 and incorporated by reference herein.

(54)            Previously filed as an exhibit to Registrant’s Form Type N1A/A Accession No. 0001193125-17-026062 filed February 1, 2017 and incorporated by reference herein.

(55)            Previously filed as an exhibit to Registrant’s Form Type N1A/B Accession No. 0001193125-17-143001 filed April 27, 2017 and incorporated by reference herein.

(56)            Previously filed as an exhibit to Registrant’s Form Type N1A/A Accession No. 0001104659-18-005176 filed January 31, 2018 and incorporated by reference herein.

(57)            Previously filed as an exhibit to Registrant’s Form Type N-14 Accession No. 0001398344-18-004781 filed March 27, 2018 and incorporated by reference herein.

Item 17. Undertakings

(1)         The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145(c)], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)         The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)         The undersigned registrant undertakes to file a post-effective amendment to this registration statement upon the closing of the Reorganization described in this Proxy Statement/Prospectus that contains an opinion of counsel supporting the tax matters discussed in this Proxy Statement/Prospectus.

SIGNATURES

As required by the Securities Act of 1933, as amended (the “1933 Act”), the Registrant certifies that it meets all the requirements for effectiveness of this registration statement under Rule 485(b) under the 1933 Act and has duly caused this registration statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newport Beach and State of California, on the 24th day of July, 2018.

PACIFIC SELECT FUND

By:	/s/ Audrey L. Cheng
Audrey L. Cheng
Vice President

SIGNATURES

As required by the 1933 Act, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

James T. Morris*	Chairman of the Board of Trustees (Principal Executive Officer)	July 24, 2018

Adrian S. Griggs*	Chief Executive Officer	July 24, 2018

Brian D. Klemens*	Vice President and Treasurer (Principal Financial and Accounting Officer)	July 24, 2018

Gale K. Caruso*	Trustee	July 24, 2018

Lucie H. Moore*	Trustee	July 24, 2018

Frederick L. Blackmon*	Trustee	July 24, 2018

Nooruddin S. Veerjee*	Trustee	July 24, 2018

Paul A. Keller*	Trustee	July 24, 2018

*By:	/s/ Audrey L. Cheng
Audrey L. Cheng,
as attorney-in-fact pursuant to power of attorney previously filed.

EXHIBIT INDEX

ITEM NO.	DESCRIPTION
(12)	Opinion and Consent of Counsel Supporting Tax Matters and Consequences